LONG-TERM INVESTMENTS, NET (Tables)	12 Months Ended
Dec. 31, 2025
LONG-TERM INVESTMENTS, NET
Schedule of long-term investments

	As of December 31,
	2024	2025
	RMB	RMB
Equity investments without readily determinable fair values	30,821	18,565
Equity method investments	718,094	822,815
Available-for-sale debt investments	45,773	44,491
Equity investment with NAV practical expedient	—	176,789
	794,688	1,062,660